CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $		$ 162		$ 173
Ordinary shares, par value | ₪ / shares	₪ 3		₪ 3
Ordinary shares, shares authorized		10,000,000		10,000,000
Ordinary shares, shares issued		5,849,678		5,840,357
Ordinary shares, shares outstanding		5,849,678		5,840,357